Unsecured Convertible Note (‘Atalaya Note’)	9 Months Ended
Dec. 31, 2023
Unsecured Convertible Note (‘Atalaya Note’) [Abstract]
Unsecured Convertible Note (‘Atalaya Note’)
18	Unsecured Convertible Note (‘Atalaya Note’)

The following is a summary of the Company’s notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:

(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023

Notes	$10,167,194	$-
Total	10,167,194	-

The unsecured convertible notes were issued to ACM Zoomcar Convert LLC (“Atalaya”) for making payment of $1,231,368 against the outstanding unsecured promissory note and $6,570,642 to various vendors on behalf of the Company. All outstanding payments to vendors are recorded within accounts payable in the condensed consolidated balance sheet. Payments made by Atalaya to the vendors are recorded as a decrease in accounts payable and accrued liabilities. Further, Atalaya also made payment to promissory note holder which were recorded as a decrease in Unsecured promissory note.

The Atalaya Note were initially recorded at the fair value of $10,167,194. The Atalaya note was issued at 7.5% discount on principal amounting to $632,596. The change in fair value of $1,732,589 was recorded for the three and nine months ended December 31, 2023 in the Unaudited Condensed Consolidated Statement of Operations (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of December 31, 2023 and March 31, 2023, the principal balance of the Atalaya Note was $8,434,605 (amount received $7,802,009) and $NIL, respectively. As of December 31, 2023 and March 31, 2023, the fair value of the Atalaya Note of $10,167,194 and $NIL, respectively, were recorded on the Condensed Consolidated Balance Sheet. Also refer note 32.

Terms of notes

In December 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with ACM Zoomcar Convert LLC (the “Purchaser” or “Atalaya”) relating to an unsecured convertible note (the ‘Atalaya Note’), obligations under which after the Closing, a Convertible Note for $8,434,605 (the “Original Note Principal Amount”), in connection with certain transaction expenses associated with the Reverse Recapitalization that were incurred but paid at the Closing was issued.

The Atalaya Note is subject to an original issue discount equal to 7.5% of the principal amount of the Note. The Atalaya Note bears an interest of 8%.

Commencing at the end of the month in which Company’s Registration Statement, for registering the shares issued under Reverse Recapitalization, is declared effective, the Purchaser may, in its sole discretion, require the Company to pay the Purchaser, in monthly installments of amounts equal to one-twelfth (1/12) of the Original Note Principal Amount, until the total principal amount of the Note has been paid in full, prior to or on the maturity date or, if earlier, upon acceleration, conversion or prepayment of the Note in accordance with its terms. Such monthly payments shall be made in cash or in shares of Common Stock, subject to certain further conditions set forth in the Atalaya Note. In connection with any monthly payments made in Common Stock, the number of shares required to be delivered by the Company shall be determined by dividing the monthly payment amount by the lower of (i) the Conversion Price or (ii) the Amortization Conversion Price (each as defined below). The Note Purchaser shall also have the right, to convert all or any portion of the Atalaya Note, at the Conversion Price, at the Amortization Conversion Price, up to an amount equal to 25% of the highest trading day value of shares of Common Stock on a daily basis during the 20 trading days preceding the applicable Conversion Date, or a greater amount upon obtaining the Company’s prior written consent.

“Amortization Conversion Price” means the lower of (i) the Conversion Price, and (ii) a 7.5% discount to the lowest VWAP over the 20 trading days immediately preceding the applicable payment date or other date of determination, subject to the terms of the Note. The “Conversion Price” of the Atalaya Note, immediately after the Original Note Issuance Date is $10.00, provided, however, that Conversion Price is subject to adjustment under various circumstances, including in the event of a future issuance of Common Stock at a price that is lower than the then Conversion Price, and other circumstances, subject in all cases to a conversion floor price of $0.25 (the “Conversion Floor”), provided, that if the Conversion Price or the Amortization Conversion Price is lower than the Conversion Floor, the amount due to the holder of the Note upon an applicable Conversion Date shall be made in cash, in lieu of shares, unless otherwise agreed by the Note Purchaser and the Company.

Additionally, 164,000 registered and unrestricted shares of Common Stock were issued and delivered to Midtown Madison Management LLC, the service provider of the Atalaya Note Purchaser. This was recorded at the fair value of the shares issued, with $542,000 recorded under Finance costs in the condensed consolidated statement of operations.